Retirement Plans - Components of Periodic Pension Benefit Cost and Other Changes in Plan Assets and Obligations Recognized in Other Comprehensive Earnings (Detail) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 0.1	$ 0.1	$ 0.2	$ 0.2	$ 0.4	$ 0.4	$ 0.4
Interest cost on benefit obligation	3.0	3.0	5.9	6.0	11.8	11.9	11.7
Expected return on plan assets	(4.3)	(3.8)	(8.6)	(7.6)	(15.2)	(14.9)	(13.4)
Amortization of net loss					7.2	1.6	1.6
Net periodic benefit cost	0.7	1.0	1.4	2.2	4.2	(1.0)	0.3
Net (gain) loss incurred					10.6	53.8	0.6
Amortization of net loss					(7.2)	(1.6)	(1.6)
Total recognized in other comprehensive (earnings) loss			3.9	3.6	3.4	52.2	(1.0)
Total recognized in net periodic pension cost (earnings) and other comprehensive (earnings) loss					7.6	51.2	(0.7)
Amortization of net loss, Estimated					$ 7.7	$ 2.3	$ 1.6